Pay vs Performance Disclosure - USD ($)		4 Months Ended	8 Months Ended	12 Months Ended
		Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on Total Shareholder Return ($)	Net Loss (in thousands of dollars)
2025	$6,007,746	$4,541,383	$7,105,330	$5,627,537	$56	$(56,991)
2024	2,182,044	2,386,220	3,927,739	7,376,778	53	(58,300)
2023	404,373	377,705	325,373	316,018	62	(27,703)

Named Executive Officers, Footnote				1.John Belizaire was our PEO for all of 2025 and 2024. For 2023, the PEO compensation includes four months of compensation for Michael Toporek during his time as Chief Executive Officer (January 1, 2023 through April 30, 2023), and eight months of compensation for John Belizaire as current Chief Executive Officer (from May 1, 2023 to December 31, 2023).
PEO Total Compensation Amount	[1]			$ 6,007,746	$ 2,182,044	$ 404,373
PEO Actually Paid Compensation Amount	[1],[2],[3]			$ 4,541,383	2,386,220	377,705
Adjustment To PEO Compensation, Footnote

2025	PEO	Non-PEO NEOs
Summary Compensation Table Total	$6,007,746	$7,105,330
Less: Grant-Date Fair Value of Equity Awards	(5,058,182)	(6,801,158)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	4,197,008	5,643,236
Fair Value of Equity Awards Granted During the Year that Vested During the Year	—	—
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(232,565)	(319,642)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(372,624)	(229)
Deduction of Fair Value of awards granted in prior years that were forfeited during the year	—	—
Compensation Actually Paid	$4,541,383	$5,627,537

2024	PEO	Non-PEO NEOs
Summary Compensation Table Total	$2,182,044	$3,927,739
Less: Grant-Date Fair Value of Equity Awards	(1,718,244)	(3,627,876)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	1,500,238	7,116,915
Fair Value of Equity Awards Granted During the Year that Vested During the Year	422,635	—
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	—	—
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(453)	—
Deduction of Fair Value of awards granted in prior years that were forfeited during the year	—	(40,000)
Compensation Actually Paid	$2,386,220	$7,376,778

2023	PEO	Non-PEO NEOs
Summary Compensation Table Total	$404,373	$325,373
Less: Grant-Date Fair Value of Equity Awards	—	(14,940)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	—	—
Fair Value of Equity Awards Granted During the Year that Vested During the Year	—	8,000
Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(16,667)	(575)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(10,001)	(1,840)
Compensation Actually Paid	$377,705	$316,018

Non-PEO NEO Average Total Compensation Amount	[1]			$ 7,105,330	3,927,739	325,373
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]			5,627,537	7,376,778	316,018
Total Shareholder Return Amount				56	53	62
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				$ 56,991,000	$ 58,300,000	27,703,000
PEO Name		Michael Toporek	John Belizaire	John Belizaire	John Belizaire
Additional 402(v) Disclosure
2.The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
3.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table.

PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (5,058,182)	$ (1,718,244)	0
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,197,008	1,500,238	0
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(232,565)	0	(16,667)
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	422,635	0
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(372,624)	(453)	(10,001)
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,801,158)	(3,627,876)	(14,940)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,643,236	7,116,915	0
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(319,642)	0	(575)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	8,000
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(229)	0	$ (1,840)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	$ (40,000)

[1]	John Belizaire was our PEO for all of 2025 and 2024. For 2023, the PEO compensation includes four months of compensation for Michael Toporek during his time as Chief Executive Officer (January 1, 2023 through April 30, 2023), and eight months of compensation for John Belizaire as current Chief Executive Officer (from May 1, 2023 to December 31, 2023).
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table.
[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.